Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Otter Creek Focus Strategy ETF
Shareholder Report [Line Items]
Fund Name	Otter Creek Focus Strategy ETF
Class Name	Otter Creek Focus Strategy ETF
Trading Symbol	OCFS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Otter Creek Focus Strategy ETF for the period of May 17, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://otterfs.com/. You can also request this information by contacting us at (855) 681-5261.
Additional Information Phone Number	(855) 681-5261
Additional Information Website	https://otterfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Otter Creek Focus Strategy ETF	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Since the ETFs launch through the period ended October 31, 2024, the ETF posted positive returns as the public markets experienced a period of strong returns driven by corporate earnings and excess liquidity.
The funds’ overweight exposure to information technology and industrials were the main drivers of performance as investors began to focus on the transformational effects of Artificial Intelligence (A.I.). We were fortunate to be early investors in the transformation of the electrical grid, data centers and areas that benefit from the secular tailwind.
Tactically as we end the year, we have begun to reduce our exposure to hardware-related opportunities and are focusing our attention on opportunities that may benefit from A.I. that currently are misunderstood or underestimated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/17/2024)
Otter Creek Focus Strategy ETF NAV	10.27
Russell 3000 Total Return	7.96
Russell Midcap Growth Total Return	6.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://otterfs.com/ for more recent performance information. Visit https://otterfs.com/ for more recent performance information.
Net Assets	$ 8,527,819
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 20,927
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,527,819
Number of Holdings	24
Net Advisory Fee	$20,927
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Vertiv Holdings Co.	8.2%
Baldwin Insurance Group, Inc.	6.9%
Parsons Corp.	6.4%
Coherent Corp.	5.8%
Quanta Services, Inc.	5.0%
Dynatrace, Inc.	4.6%
Corning, Inc.	4.5%
L3Harris Technologies, Inc.	4.3%
Aspen Technology, Inc.	4.3%
DigitalBridge Group, Inc.	4.2%

Top Sectors	(% of Net Assets)
Industrials	38.3%
Technology	32.2%
Financials	13.8%
Health Care	9.4%
Communications	4.2%
Cash & Other	2.1%

Updated Prospectus Web Address	https://otterfs.com/